Rmb Denominated US$-Settled Senior Notes - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2014 5.535% Convertible Senior Notes due 2018	Dec. 17, 2014 5.535% Convertible Senior Notes due 2018 USD ($)	Dec. 31, 2013 5.535% Convertible Senior Notes due 2018	Dec. 17, 2014 Senior Notes	Apr. 11, 2011 Senior Notes CNY	Feb. 18, 2011 Senior Notes CNY	Dec. 31, 2014 Senior Notes USD ($)	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes	Dec. 17, 2014 Senior Notes 5.535% Convertible Senior Notes due 2018 USD ($)	Dec. 31, 2014 Senior Notes Semi Annual Payment, First Payment	Dec. 31, 2014 Senior Notes Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of senior notes sold					500,000	1,200,000
Convertible Senior Notes, interest rate	5.535%		5.535%				10.00%			10.00%	5.535%
Debt instrument, maturity date	Dec. 31, 2018						Feb. 28, 2014
Offering expenses								5,749
Proceeds from issuance of senior notes, net of offering expense								252,908
Senior notes, payment date												--02-28	--08-28
Ordinary shares issued to the holders of senior notes				18,321,416
Aggregate principal amount of Convertible Notes		$ 264,459					$ 0		$ 267,611		$ 264,459